Other Income, net (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Foreign exchange (losses) gains	$ (6)	$ 2	$ (4)	$ (18)	$ (11)
Foreign exchange (losses) gains		4	(2)	(11)	(2)
Interest income	2	3	12	1	7
Unrealized gains on equity investments	0	5	7	22	0
Non-operating pension and postretirement benefit expense	(4)	(4)	(8)	(13)	(19)
Gain on divestiture	25	2
Other	1	6	3	5	2
Other income, net	$ 18	$ 16	$ 13	$ (12)	$ (12)